Expense Example - Xtrackers Nifty 500 India ETF - Xtrackers Nifty 500 India ETF	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	$ 61